Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 6,563	$ 6,402
Restricted deposits	207	193
Short-term deposits		6,531
Pre-launch inventories	1,359	1,106
Prepaid expenses and other current assets	757	995
Total current assets	8,886	15,227
LONG-TERM ASSETS:
Property and equipment, net	4,613	5,094
Operating lease right-of-use assets	1,408	1,675
Long-term deposits	327	311
Total long-term assets	6,348	7,080
Total assets	15,234	22,307
CURRENT LIABILITIES:
Trade payables	1,662	2,856
Accrued expenses and other current liabilities	3,651	2,734
Current maturities of long-term debt		988
Current maturities of operating lease liabilities	1,290	1,161
Total current liabilities	6,603	7,739
LONG-TERM LIABILITIES:
Deferred revenues	2,548	2,548
Long-term operating lease liabilities	282	647
Other liabilities	413	400
Total long-term liabilities	3,243	3,595
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value - Authorized: 107,800,000 shares at June 30, 2026 and December 31, 2025; Issued and outstanding: 20,311,766 and 18,204,002 shares at June 30, 2026 and December 31, 2025, respectively
Additional paid-in capital	322,465	312,473
Accumulated deficit	(317,077)	(301,500)
Total shareholders’ equity	5,388	10,973
Total liabilities and shareholders’ equity	$ 15,234	$ 22,307